Concentrations (Tables)	12 Months Ended
Dec. 31, 2013
Concentrations [Abstract]
Schedule of sales generated by hospitals
Hospital Customer A	42.0%
Hospital Customer B	6.0%
Hospital Customer C	6.0%
Hospital Customer D	6.0%
Total	60.0%